5. Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable
	June 30,	December 31,
	2015	2014
Wholesale trading	$57,902	$515,999
Retail energy services - billed	3,043,320	1,158,019
Retail energy services - unbilled	1,714,000	720,228
Diversified investments	577,522	–
Accounts receivable - trade	$5,392,744	$2,394,246

Wholesale trading receivables represent net settlement amounts due from a market operator or an exchange while those from retail include amounts resulting from sales to end-use customers.

	December 31,	December 31,
	2014	2013
Wholesale trading	$515,999	$168,953
Retail energy services - billed	1,158,019	944,100
Retail energy services - unbilled	720,228	202,156
Accounts receivable - trade	$2,394,246	$1,315,209